Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 696,000		$ 696,000		$ 587,000
Long-term related party payable, Balance outstanding	361,000		361,000		361,000
Related party receivable, Balance outstanding	22,213,000		22,213,000		17,179,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,000,000)	(500,000)	(2,600,000)	3,600,000
Related party receivable, Balance outstanding	1,900,000		1,900,000		2,300,000
Recharges (Credit) of Services [Member] | Reynolds Group Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		300,000		500,000
Related party payable, Balance outstanding	100,000		100,000		200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,500,000	1,600,000	5,000,000	3,100,000
Related party receivable, Balance outstanding	4,800,000		4,800,000		400,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	14,000,000	18,900,000	28,300,000	38,500,000
Related party receivable, Balance outstanding	19,900,000		19,900,000		20,000,000
Asset (Purchase) Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values			300,000
Related party receivable, Balance outstanding	(300,000)		(300,000)		100,000
Related Party Receivables Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(900,000)	(300,000)	(1,800,000)	(700,000)
Related party receivable, Balance outstanding	900,000		900,000		700,000
State Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding					100,000
Related Party Payables Purchase Of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	100,000	600,000	200,000	800,000
Related party payable, Balance outstanding	600,000		600,000		400,000
Deferred Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values
Long-term related party payable, Balance outstanding	$ 400,000		$ 400,000		$ 400,000